PGIM S&P 500 Buffer 12 ETF - December
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 101.1%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $71,729)(wb)	71,729	$71,729
Options Purchased*~ 100.2%
(cost $7,969,808)		8,204,271

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.1% (cost $8,041,537)		8,276,000
Options Written*~ (1.1)%
(premiums received $242,074)		(91,324)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,799,463)		8,184,676
Liabilities in excess of other assets(z) (0.0)%		(1,739)

Net Assets 100.0%		$8,182,937

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$6.03		129		13	$8,062,629
SPDR S&P 500 ETF Trust	Put	11/28/25	$602.55		129		13	141,642
Total Options Purchased (cost $7,969,808)								$8,204,271
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$685.16		129		13	$(41,209)
SPDR S&P 500 ETF Trust	Put	11/28/25	$530.24		129		13	(50,115)
Total Options Written (premiums received $242,074)								$(91,324)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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